Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Bonds [Abstract]
Summary Of Convertible Note During The Reporting Period
The movements of convertible bonds during the reporting periods presented are set out as below:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
At the beginning of the year	—	—
New issuance	—	474,117
Fair value change	—	116,520
Conversion to shares (Note 21)	—	(319,335)
Foreign exchange movement	—	1,382

At the end of the year	—	272,684

Summary Of Fair Value Of The Convertible Note Valuation Of The Share Option Explanatory
The fair value of the convertible bonds was determined using the binomial option valuation model, with the assistance from a third-party appraiser. The following table lists the inputs to the models used for the valuation of the convertible bonds for the year ended December 31, 2023:

Model used	Binomial
Expected volatility (%)	70.36% - 78.64%
Risk–free interest rate (%)	5.08% - 5.49%
Bond Maturity	0.51 - 0.94
Weighted average share price	US$1.52 - US$6.63